Shareholders' equity - Shares Issued (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares Outstanding [Roll Forward]
Shares in issue at start of period	40,363,095	36,354,297	36,044,706
Issued in relation to capital raise (in shares)		3,642,988
Issued in relation to vesting of PSU and RSUs (in shares)	11,546	365,810	309,591
Shares in issue at end of period	40,374,641	40,363,095	36,354,297